Key management compensation and related parties (Tables)	12 Months Ended
Dec. 31, 2020
Key management compensation and related parties
Schedule of total compensation expense with key management

The total compensation expense with key management for their services is shown below:

	2020	2019
Salaries and related charges	6,769	5,967
Variable compensation (i)	2,901	1,732
Share-based compensation	11,823	26,372
Total	21,493	34,071

Variable compensation as defined by the Board of Directors in an agreement with Group executives.

Schedule of transactions between related parties

The Company holds quotas of investments funds managed by Vinci Partners, an insurance policy issued by Austral Seguradora S/A and uses the services of the lawyer firm Kloch Advocacia. All the companies are an indirect related party.

	Balance sheet		Profit or loss
	2020	2019	2020	2019	2018
FI Vinci Renda Fixa Credito Privado
Short-term investments	39,216	38,493	—	—	—
Financial income	—	—	851	2,136	36,556
Austral Seguradora S/A
Prepaid expenses	455	758	—	—	—
General and administrative expenses	—	—	(303)	(151)	—
Kloch Advocacia
General and administrative expenses	—	—	(217)	(214)	(178)